Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of warrants outstanding

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2022	156	$16,000.0
Issued	6,731	1,040.0
Exercised	3,125	1,040.0
Expired	—	—
Warrants outstanding, as of December 31, 2023	3,762	1,661.4
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2024	3,762	$1,661.4
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2025	3,762	$1661.4
Issued	—	—
Exercised	—	—
Expired	(156)	$(16,000.0)
Warrants outstanding, as of June 30, 2026	3,606	$1,040

Warrants exercisable, as of June 30, 2026	3,606	$1,040